UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30,2004

Check here if Amendment [X]; Amendment Number: 16
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 158849 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      894    21125 SH       SOLE                    19475              1650
ADOBE SYSTEMS INCORPORATED     COM              00724F101      555    11225 SH       SOLE                    11100               125
AFFILIATED MANAGERS GROUP      COM              008252108     1408    26302 SH       SOLE                    24567              1735
ALTRIA GROUP, INC.             COM              02209S103      840    17860 SH       SOLE                    16735              1125
AMERICAN INTL GROUP COM        COM              026874107      867    12762 SH       SOLE                     9034              3728
ANADARKO PETROLEUM CORP.       COM              032511107      343     5175 SH       SOLE                     5175
AT&T WIRELESS GROUP            COM              00209A106      325    22000 SH       SOLE                    22000
BANK OF AMERICA CORP           COM              060505104     1281    29570 SH       SOLE                    27510              2060
BEAR STEARNS COS INC           COM              073902108     1478    15375 SH       SOLE                    14130              1245
BELO CORPORATION - A           COM              080555105      664    29500 SH       SOLE                    28675               825
BIOGEN IDEC INC                COM              09062X103      541     8850 SH       SOLE                     8850
BRISTOL MYERS SQUIBB COM       COM              110122108      970    41005 SH       SOLE                    38645              2360
CENTEX CORP                    COM              152312104      915    18150 SH       SOLE                    18000               150
CHEVRONTEXACO CORP             COM              166764100      857    15982 SH       SOLE                    12410              3572
CINERGY CORP                   COM              172474108      982    24815 SH       SOLE                    22840              1975
CISCO SYS INC COM              COM              17275R102      909    50275 SH       SOLE                    44700              5575
CITIGROUP                      COM              172967101     1173    26600 SH       SOLE                    24350              2250
COCA COLA CO COM               COM              191216100      637    15910 SH       SOLE                    14580              1330
COMCAST CORP-SPECIAL CL A      COM              20030N200     1102    39475 SH       SOLE                    38025              1450
COMERICA INC COM               COM              200340107     1225    20650 SH       SOLE                    18835              1815
EXXON MOBIL CORP COM           COM              30231G102     1529    31645 SH       SOLE                    28615              3030
FANNIE MAE                     COM              313586109      338     5335 SH       SOLE                     4375               960
FORD MOTOR COMPANY             COM              345370860     1090    77650 SH       SOLE                    71245              6405
FORTUNE BRANDS INC             COM              349631101     1162    15685 SH       SOLE                    14385              1300
GANNETT INC COM                COM              364730101      874    10435 SH       SOLE                     9975               460
GENERAL ELEC CO COM            COM              369604103     1626    48440 SH       SOLE                    40795              7645
GOLDEN WEST FINL DEL COM       COM              381317106     1126    10150 SH       SOLE                    10150
GUIDANT CORPORATION            COM              401698105      660    10000 SH       SOLE                    10000
HOME DEPOT INC COM             COM              437076102     1182    30174 SH       SOLE                    26680              3494
INTEL CORP COM                 COM              458140100      837    41750 SH       SOLE                    36110              5640
INTL BUSINESS MACHINES (IBM)   COM              459200101      823     9600 SH       SOLE                     9350               250
JOHNSON CONTROLS INC           COM              478366107      950    16740 SH       SOLE                    15970               770
JPMORGAN CHASE & CO            COM              46625H100     1438    36200 SH       SOLE                    31924              4276
LEHMAN BROS HLDGS INC COM      COM              524908100      956    12000 SH       SOLE                    12000
LINCOLN NATIONAL CORP          COM              534187109      517    11000 SH       SOLE                    11000
LUCENT TECHNOLOGIES            COM              549463107      662   209000 SH       SOLE                   205000              4000
MARATHON OIL CORP              COM              565849106     1470    35630 SH       SOLE                    33150              2480
MEDTRONIC INC COM              COM              585055106      785    15131 SH       SOLE                    10485              4646
MICROSOFT CORP COM             COM              594918104     1334    48270 SH       SOLE                    39845              8425
NEXTEL COMMUNICATIONS          COM              65332V103     1321    55430 SH       SOLE                    47580              7850
NOBLE CORP                     COM              G65422100     1064    23675 SH       SOLE                    22615              1060
OMNICARE                       COM              681904108      590    20825 SH       SOLE                    20250               575
ORACLE CORPORATION             COM              68389X105      716    63493 SH       SOLE                    61668              1825
PFIZER INC                     COM              717081103     1118    36540 SH       SOLE                    32570              3970
PROCTER & GAMBLE CO COM        COM              742718109     1513    27961 SH       SOLE                    22050              5911
QUALCOMM INC                   COM              747525103      649    16630 SH       SOLE                    15650               980
RAMBUS INC                     COM              750917106      931    59350 SH       SOLE                    56325              3025
SBC COMMUNICATIONS INC COM     COM              78387G103      397    15325 SH       SOLE                    14600               725
SCHERING-PLOUGH CORP           COM              806605101      631    33150 SH       SOLE                    32225               925
SUN MICROSYSTEMS INC           COM              866810104      932   230820 SH       SOLE                   222820              8000
SYMANTEC CORP                  COM              871503108     1311    23900 SH       SOLE                    22150              1750
TEXAS INSTRS INC COM           COM              882508104      644    30300 SH       SOLE                    30300
TYCO INTERNAT LTD              COM              902124106     1162    37900 SH       SOLE                    36650              1250
UNITED TECHNOLOGIES  CORP      COM              913017109      256     2750 SH       SOLE                     2750
VERISIGN INC                   COM              92343E102     1383    69585 SH       SOLE                    66610              2975
VERIZON COMMUNICATIONS         COM              92343V104     1104    28038 SH       SOLE                    26090              1948
WAL MART STORES INC COM        COM              931142103      989    18600 SH       SOLE                    16795              1805
WELLPOINT HEALTH NETWORKS      COM              94973H108     1053    10025 SH       SOLE                     9550               475
WELLS FARGO & CO DEL COM       COM              949746101      585     9825 SH       SOLE                     9650               175
NASDAQ - 100 SHARES                             631100104     6661   189575 SH       SOLE                    17015              7560
RUSSELL 1000 GROWTH INDEX FUND                  464287614    10530   232970 SH       SOLE                     8430              3040
RUSSELL 1000 INDEX                              464287622      654    10975 SH       SOLE                     6400              4575
RUSSELL 1000 VALUE INDEX FUND                   464287598      975    16100 SH       SOLE                     8645              7455
RUSSELL 2000 GROWTH INDEX FUND                  464287648     3850    65715 SH       SOLE                     7440              2775
RUSSELL 2000 SMALL CAP INDEX F                  464287655      537     4720 SH       SOLE                     2245              2475
RUSSELL 2000 VALUE INDEX FUND                   464287630      891     5195 SH       SOLE                     3030              2165
RUSSELL MIDCAP GROWTH INDEX FU                  464287481    20690   278885 SH       SOLE                     2125              3760
RUSSELL MIDCAP INDEX FUND                       464287499     1103    15745 SH       SOLE                    11285              4460
RUSSELL MIDCAP VALUE INDEX FUN                  464287473    13051   130650 SH       SOLE                     2650              1000
DFA U.S. LARGE CAP VALUE FUND                   233203827    35358 1967662.575SH     SOLE                24628.560          3503.935
DFA U.S. MICRO CAP FUND                         233203504     3281 241788.555SH      SOLE                22647.625          1741.438
DFA U.S. SMALL CAP VALUE FUND                   233203819     5560 222847.384SH      SOLE                15958.757          1291.789